12. EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
EQUITY

Authorized Capital Stock

The Company authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

As of March 31, 2020, the Company had 23,324,128 shares of common stock issued and outstanding, held by 135 stockholders of record. The number of stockholders, including beneficial owners holding shares through nominee names, is approximately 2,300. Each share of common stock entitles its holder to one vote on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted.  Stockholders do not have any preemptive rights to acquire additional securities issued by the Company.  As of March 31, 2020, there were options outstanding for the purchase of 4,891,334 common shares (including unearned stock option grants totaling 2,680,000 shares), warrants for the purchase of 17,755,448 common shares, and 8,108,356 shares of the Company’s common stock issuable upon the conversion of Series C and Series D Convertible Preferred Stock. In addition, the Company has 10,167,804 common shares (9,020,264 common shares at the current price of $0.25 per share and 1,147,540 common shares at the current price of $1.00 per share) and are issuable upon conversion of convertible debentures of $3,402,606. All of which could potentially dilute future earnings per share.

Voting Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock with a par value of $0.001.

Series C and D Preferred Stock and Warrants

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of $1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of 8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five-year warrant to acquire 1,785,714 shares of common stock at $0.70 per share. On August 14, 2017, the price of the Series C Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. On March 31, 2020 and September 30, 2019 there are 1,785,715 Series C Preferred shares outstanding.

As of March 31, 2020, and September 30, 2019, the Company has 1,106,014 of Series D Preferred Stock outstanding with Clayton A. Struve, an accredited investor. On August 14, 2017, the price of the Series D Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments.

The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% if and when dividends are declared.

Series F Preferred Stock

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock. The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remain issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days. As of March 31, 2020 and September 30, 2019, there are no Series F shares outstanding.

Securities Subject to Price Adjustments

In the future, if the Company sells its common stock at a price below $0.25 per share, the exercise price of 8,108,356 outstanding shares of Series C and D Preferred Stock that adjust below $0.25 per share pursuant to the documents governing such instruments. In addition, the conversion price of a Convertible Note Payable of $3,402,606 (9,020,264 common shares at the current price of $0.25 per share and 1,147,540 shares at $1.00 per share) and the exercise price of additional outstanding warrants to purchase 12,838,286 shares of common stock would adjust below $0.25 per share pursuant to the documents governing such instruments. Warrants totaling 2,755,717 would adjust below $1.20 per share pursuant to the documents governing such instruments.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

The following equity issuances occurred during the six months ended March 31, 2020:

On November 9, 2019, a former employee exercised stock option grants on a cashless basis. The former employee received 73,191 shares of common stock for vested stock option grants. The stock option grant had an exercise price of $0.25 per share. The former employee forfeited stock option grants 226,809 at an exercise price of $0.25 per share, 150,000 at an exercise price of $1.28 per share and,130,000 at an exercise price of $1.50 per share.

On January 1, 2020, the Company issued 540,000 shares of restricted common stock to two Named Executive Officer, three directors and one consultant for services. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of our common stock, or $1,026,000.

During the six months ended March 31, 2020, the Company issued 4,114,800 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2019. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

During the six months ended March 31, 2020, the Company issued 229,529 shares of common stock at $0.979 per share to five investors related to the cashless exercise of warrants.

Warrants to Purchase Common Stock

The following warrant transactions occurred during the six months ended March 31, 2020:

During the six months ended March 31, 2020, the Company issued 229,529 shares of common stock at $0.979 per share and cancelled warrants to purchase 213,893 shares of common stock at $1.065 per share to five investors related to the cashless exercise of warrants.

Debt Offering Warrants

The Warrants issued for the 2019 and 2020 Debt Offering were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

Warrants issued in connection with 2020 debt offering are initially exercisable for 357,500 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the 2020 debt offering, the placement agent for the Convertible Notes and the Warrants received warrants to 94,800 shares of the Company’s common stock, all based on 8% of gross proceeds to the Company.

A summary of the warrants outstanding as of March 31, 2020 were as follows:

	March 31, 2020
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	17,747,090	$0.455
Issued	452,300	1.200
Exercised	(229,959)	(0.979)
Forfeited	(213,983)	(1.065)
Expired	-	-
Outstanding at end of period	17,755,448	$0.460
Exercisable at end of period	17,755,448

The following table summarizes information about warrants outstanding and exercisable as of March 31, 2020:

March 31, 2020
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
13,333,286	2.53	$0.250	13,333,286	$0.250
714,286	1.33	0.700	714,286	0.700
882,158	1.62	1.000	882,158	1.000
2,805,718	4.04	1.20-1.50	2,805,718	1.20-1.50
20,000	3.87	2.34-4.08	20,000	2.34-4.08

17,755,448	3.00	$0.460	17,755,448	$0.460

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the six months ended March 31, 2020 were as follows:

Assumptions
Dividend yield	0%
Expected life	5 years
Expected volatility	176%-177%
Risk free interest rate	1.51%-1.71%

There were vested and in the money warrants of 14,047,572 as of March 31, 2020 with an aggregate intrinsic value of $8,809,493.

Authorized Capital Stock

The Company authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

The Company has authorized to issue up to 100,000,000 shares of common stock with a par value of $0.001. As of September 30, 2019, the Company had 18,366,178 shares of common stock issued and outstanding, held by 116 stockholders of record. The number of stockholders, including beneficial owners holding shares through nominee names, is approximately 2,300. Each share of common stock entitles its holder to one vote on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted.  Stockholders do not have any preemptive rights to acquire additional securities issued by us.  As of September 30, 2019, there were options outstanding for the purchase of 4,532,668 common shares (including unearned stock option grants totaling 2,410,000 and excluding certain stock option grants for a cancelled kickstarter program), warrants for the purchase of 17,747,090 common shares, and 8,108,356 shares of the Company’s common stock issuable upon the conversion of Series C and Series D Convertible Preferred Stock. In addition, the Company currently has 13,262,779 common shares (9,020,264 common shares at the current price of $0.25 per share and 4,242,490 common shares at the current price of $1.00 per share) and are issuable upon conversion of convertible debentures of $6,497,581. All of which could potentially dilute future earnings per share.

Voting Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock with a par value of $0.001.

Series A Preferred Stock

There are 23,334 shares Series A Preferred shares authorized. Series A Preferred is entitled to the number of votes equal to the number of whole shares of common stock into which the shares of Series A Preferred held by such holder are then convertible as of the applicable record date. The Series A Preferred may not be redeemed without the consent of the holder.

On September 23, 2018, a holder of Series A Preferred Stock converted 3,334 shares into 3,334 shares of common stock.

On January 29, 2019, a holder of Series A Preferred Stock converted 20,000 shares into 80,000 shares of common stock. There are no Series A Preferred Stock outstanding as of January 29, 2019.

Series C Preferred Stock and Warrants

On August 11, 2016, the Company filed a Certificate of Designations, Preferences, and Rights of Series C Convertible Preferred Stock. On August 14, 2017, the price of the Series C Preferred Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. The Certificate designated 1,785,715 shares as Series C Convertible Preferred Stock at a par value of $.001 per share that is currently convertible into common stock at $0.25 per share, with certain adjustments as set forth in the Certificate. The Series C Preferred stock has a yield of 8% if and when dividends are declared and an ownership blocker of 4.99%.

As of September 30, 2019, the Company has 1,785,715 shares of Series C Preferred Stock outstanding, which could potentially be converted into 5,000,000 shares of common stock.  In addition, a corresponding number of five-year warrants to acquire 1,785,715 shares of common stock at $0.25 per share were issued in conjunction with the Series C Preferred Shares and remain outstanding.

Series D Preferred Stock and Warrants

The Company authorized the designation of 1,016,014 shares as Series D Convertible Preferred Stock (“Series D Preferred”). On August 14, 2017, the price of the Series D Preferred Stock was adjusted to $0.25 per share pursuant to the documents governing such instruments. On May 8, 2017, the Company applied with the State of Nevada for approval of the Certificate of Designations, Preferences, and Rights of Series D Convertible Preferred Stock. On July 17, 2018, the Company filed with the State of Nevada a second Amended and Restated Certificate of Designation of Preferences, Powers, and Rights of the Series D Convertible Preferred Stock to decrease the number of authorized Series D Shares from 3,906,250 to 1,016,014.

The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% if and when dividends are declared.

In conjunction with Series D Preferred Stock we authorized Series F Common Stock Warrants, which are exercisable for a term of five years at strike price of $0.25. The underlying common stock upon the conversion of the Series D Preferred and Series F Common Stock Warrants issued were required to be included in a registration statement as filed by the Company.

As of September 30, 2019, the Company has 1,016,004 shares of Series D Preferred Stock outstanding, which could be potentially be converted into 3,108,356 shares of common stock shares if the underlying conversion price remains $0.25, and there are 3,984,000 Series F warrant shares.

Series F Preferred Stock

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock (the “Designation”). The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remain issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days.

Securities Subject to Price Adjustments

In the future, if we sell our common stock at a price below $0.25 per share, the exercise price of 1,785,715 outstanding shares of Series C Preferred Stock, 1,016,004 outstanding shares Series D Preferred Stock that adjust below $0.25 per share pursuant to the documents governing such instruments. In addition, the conversion price of a Convertible Note Payable of $2,255,066 (9,020,264 common shares at the current price of $0.25 per share) and the exercise price of additional outstanding warrants to purchase 12,838,286 shares of common stock would adjust below $0.25 per share pursuant to the documents governing such instruments.

The conversion price of Convertible Note Payable of $4,242,490 (4,242,490 common shares at the current price of $1.00 per share) would adjust below $1.00 per share pursuant to the documents governing such instruments. Warrants totaling 2,663,359 would adjust below $1.20 per share pursuant to the documents governing such instruments.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. Unless Registered on Form S-1, all issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

The following equity issuances occurred during the year ended September 30, 2019:

During the year ended September 30, 2019, the Company issued 509,656 shares of common stock at $0.25 per share to consultants and investors related to the cashless exercise of warrants.

During the year ended September 30, 2019, the Company issued 145,000 shares of common stock for services provided by two consultants. The common stock was valued at the daily trading price of totaling $246,900 or $1.703 per share.

On January 2, 2019, the Company issued 100,000 shares of common stock for services provided to Ronald P. Erickson. The shares were valued at $102,000 or $1.02 per share.

On January 29, 2019, a holder of Series A Preferred Stock converted 20,000 shares into 80,000 shares of common stock.

The following equity issuances occurred during the year ended September 30, 2018:

The Company issued 779,676 shares of common stock to Named Executive Officers, directors, employees and consultants and for services during the year ended September 30, 2018. The Company expensed $273,068.

On April 10, 2018, the Company issued 2,000,000 shares of our common stock to Phillip A. Bosua under the terms of the Merger Agreement with RAAI common stock. The shares were valued at the fair market value of $520,000 or $0.26 per share.

On June 25, 2018, the Company closed a private placement and received gross proceeds of $1,750,000 ($1,710,000 as of June 30, 2018) in exchange for issuing 7,000,000 (6,840,000 as of June 30, 2018) shares of common stock and warrants to purchase 3,500,000 (3,420,000 as of June 30, 2018) shares of common stock in a private placement to accredited investors pursuant to a series of substantially identical subscription agreements. The initial exercise price of the warrants described above is $0.25 per share, subject to certain adjustments, and they expired five years after their issuance. The shares and the warrants described above were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

On June 25, 2018, the Company issued 500,000 shares of our common stock to Phillip A. Bosua under the terms of an Employment agreement dated April 10, 2018. The shares were valued at the fair market value of $165,000 or $0.33 per share.

During the year ended September 30, 2018, the Company closed debt conversions and issued 1,600,000 shares of common stock in exchange for the conversion of $464,000, 230,000 shares in exchange for $48,300 in legal services and 605,000 shares in for $199.935 in preexisting debt owed by the Company to certain service providers, all of whom are accredited investors. These shares were issued in transactions that were not registered under the Act in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

During the year ended September 30, 2018, the Company issued 158,000 shares of our common stock related to warrant exercises that were valued at $80,128.

On September 23, 2018, the Company issued 3,334 shares of our common stock related to the conversion of Series A Preferred Stock for $834.

Warrants to Purchase Common Stock

The following warrants were issued during the year ended September 30, 2019:

The Company cancelled warrants to purchase 70,011 shares of common stock at $3.08 per share to consultants and investors related to the cashless exercise of warrants or expiration of warrants.

The Company issued warrants to purchase 70,000 shares of common stock at $1.61 to $2.72 per share to three consultants. The warrants were valued at $30,325 or $1.989 per share. The warrants expire during the first quarter of 2024.

The Company increased warrants by 120,000 shares at $0.25 per shares related to the June 28, 2019 exercise of warrants by a holder of Series A Preferred Stock.

Private Placement Warrants

The Warrants issued for the private placements discussed above were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

Warrants are initially exercisable for 2,121,258 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the private placement, the placement agent for the Convertible Notes and the Warrants received warrants to purchase 542,102 shares of the Company’s common stock, all based on 8-10% of gross proceeds to the Company.

The Warrants were indexed to our own stock and no down round provision was identified. The Warrants were not subject to ASC 718. Therefore, the Company concluded that based upon the conversion features, the Warrants should not be accounted for as derivative liabilities. The fair value of the Warrants was recorded as Debt Discount (with an offset to APIC) on the date of issuance and amortized over the one-year term of the Convertible Notes. See Note 10 for more information on allocation and fair value of Warrants.

The following warrants were issued during the year ended September 30, 2018:

On December 15, 2017, the Company received $250,000 and issued a senior convertible exchangeable debenture with a principal amount of $300,000 and a five year common stock purchase warrant to purchase 1,200,000 shares of common stock in a private placement dated December 12, 2017 to an accredited investor pursuant to a Securities Purchase Agreement dated August 14, 2017. The initial exercise price of the warrants described above is $0.25 per share, also subject to certain adjustments. The warrants were valued at $123,600 and the beneficial conversion feature was valued at $93,174.

On March 2, 2018, the Company received gross proceeds of $280,000 in exchange for issuing a senior convertible redeemable debenture with a principal amount of $336,000 and a five year warrant to purchase 1,344,000 shares of common stock in a private placement dated February 28, 2018 to an accredited investor pursuant to a Securities Purchase Agreement dated August 14, 2017. The initial exercise price of the warrants described above is $0.25 per share, also subject to certain adjustments. The warrants had an estimated fair value of $348,096 and the beneficial conversion feature on the debenture was valued at $252,932.

The Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants had an estimated value of $60,820.

In addition, effective as of January 31, 2018, Mr. Erickson was issued a warrant to purchase up to 855,000 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants had an estimated value of $49,726.

During the year ended September 30, 2018, The Company issued placement agent warrants related to the issuance of senior convertible redeemable debentures and Series D Preferred Stock to purchase up to 538,400 shares of common stock for a period of five years. The initial exercise price of the warrants described above is $0.25 per share, also subject to certain adjustments. The estimated fair value was $134,600.

On June 25, 2018, the Company closed a private placement and received gross proceeds of $1,750,000 ($1,710,000 as of June 30, 2018) in exchange for issuing 7,000,000 (6,840,000 as of June 30, 2018) shares of common stock and warrants to purchase 3,500,000 (3,420,000 as of June 30, 2018) shares of common stock in a private placement to accredited investors pursuant to a series of substantially identical subscription agreements. The initial exercise price of the warrants described above is $0.25 per share, subject to certain adjustments, and they expired five years after their issuance. The shares and the warrants described above were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

The Company issued warrants to purchase 1,229,000 shares of common stock to Named Executive Officers, directors, employees and consultants and for services during the year ended September 30, 2018. The Company expensed $121,710.

During the year ended September 30, 2018, the Company issued 158,000 shares of our common stock related to warrant exercises that were valued at $80,128.

During the year ended September 30, 2018, warrants for the purchase of 544,998 shares of common stock valued at $136,250 expired.

The conversion price of the Series A, C and D Shares and related warrants is currently $0.250 per share, subject to certain adjustments.

A summary of the warrants issued as of September 30, 2019 were as follows:

	September 30, 2019
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	15,473,398	$0.326
Issued	2,853,359	1.179
Exercised	(509,656)	(0.250)
Forfeited	-	-
Expired	(70,011)	(3.083)
Outstanding at end of period	17,747,090	$0.455
Exercisable at end of period	17,747,090

A summary of the status of the warrants outstanding as of September 30, 2019 is presented below:

	September 30, 2019
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
13,417,286	3.02	$0.250	13,417,286	$0.250
714,286	-	0.700	714,286	0.700
882,159	2.12	1.000	882,159	1.000
2,713,359	4.45	1.20-1.50	2,713,359	1.20-1.50
20,000	4.42	2.34-4.08	20,000	2.34-4.08

17,747,090	3.44	$0.455	17,747,090	$0.455

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2019 were as follows:

Dividend yield	0%
Expected life	5 years
Expected volatility	180%-182%
Risk free interest rate	2.06%-2.52%

At September 30, 2019, vested warrants totaling 17,677,091 shares had an aggregate intrinsic value of $18,052,811.